Financial liabilities - Schedule of components of financial liabilities other than hedging derivatives (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		€ 134,888	€ 115,185
Financial liabilities designated at fair value through profit or loss	[1]	36,220	40,268
Financial liabilities at amortised cost		1,446,882	1,423,858
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		62,259	64,891
Short Positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		22,352	22,515
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		50,277	27,779
Financial liabilities designated at fair value through profit or loss		30,536	34,841
Financial liabilities at amortised cost		1,115,908	1,111,887
Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		16,216	5,757
Financial liabilities designated at fair value through profit or loss		829	1,740
Financial liabilities at amortised cost		58,644	76,952
Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		14,140	9,796
Financial liabilities designated at fair value through profit or loss		2,410	1,958
Financial liabilities at amortised cost		90,704	68,582
Customer
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		19,921	12,226
Financial liabilities designated at fair value through profit or loss		27,297	31,143
Financial liabilities at amortised cost		966,560	966,353
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		5,684	5,427
Financial liabilities at amortised cost		285,869	274,912
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss		0	0
Financial liabilities at amortised cost		€ 45,105	€ 37,059

[1]	See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).